Financial risk management (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	$ (284,590)	$ (99,965)
U S D [Member]
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	(283,733)	(99,524)
E U R [Member]
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)	(857)	(141)
C H F [Member]
IfrsStatementLineItems [Line Items]
Net position assets/(liabilities)		$ (300)